Inventories (Details) (USD $) In Thousands, unless otherwise specified	Nov. 30, 2013	Aug. 31, 2013	Aug. 31, 2012
Inventories [Abstract]
Work in process		$ 20	$ 264
Seed inventory			577
Total inventories		$ 20	$ 841